Revenue (Details) - USD ($) $ in Thousands			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2021	Jul. 29, 2019	Oct. 31, 2021	Jul. 29, 2019	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Oct. 29, 2021
Revenue (Details) [Line Items]
Contract assets					$ 700		$ 700			$ 500
Revenue recognized under the contract over				4 years
Accrued interest					371		371			402
Value of alternative installation and replacement services						$ 100		$ 500
Loss on infrequent product repairs						119		582
Accounts payable							1,480	(4,297)
Interest expense					2,991	1,162	9,397	3,418
Warrants to purchase shares of common stock (in Shares)											404,961
Contra revenue recognized related to the warrant							(1,073)
Revenue from leasing arrangements					600	$ 500	1,500	$ 1,800
AI Platform [Member]
Revenue (Details) [Line Items]
Contra revenue recognized related to the warrant					$ 500		$ 1,100
Percent of revenue paid to vendor					64.00%		68.00%
Maximum [Member]
Revenue (Details) [Line Items]
Performance obligations for customer contracts					$ 2,800		$ 2,800
Maximum [Member] | Gaming [Member]
Revenue (Details) [Line Items]
Commission paid to restaurants					90.00%	90.00%
Premium content revenue							90.00%	90.00%
Minimum [Member]
Revenue (Details) [Line Items]
Performance obligations for customer contracts					$ 2,500		$ 2,500
Minimum [Member] | Gaming [Member]
Revenue (Details) [Line Items]
Commission paid to restaurants					84.00%	82.00%
Premium content revenue							83.00%	81.00%
Customer A [Member]
Revenue (Details) [Line Items]
Marketing development expense	$ 5,000	$ 5,000		$ 5,000	$ 5,000		$ 5,000
Percentage of interest accrued on unpaid balance		12.00%
Accrued interest					0		0			$ 200
Handheld services payable	2,000
Value of alternative installation and replacement services	2,000				$ 100		$ 500
Cover expenses	3,300
Accrued interest waived	800
Cancellation of refund request	2,000
Loss on infrequent product repairs									$ 2,900
Accounts payable			$ 3,200						2,400
Reduction to deferred revenue									300
Prepaid interest									$ 200
Interest expense			$ 200
Customer A [Member] | Maximum [Member]
Revenue (Details) [Line Items]
Marketing development expense	5,000
Customer A [Member] | Minimum [Member]
Revenue (Details) [Line Items]
Marketing development expense	$ 3,200